Tidal Trust II
234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204

February 4, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the CoreValues Alpha Greater China Growth ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective February 1, 2026, and filed electronically as Post-Effective Amendment No. 519 to the Trust’s Registration Statement on Form N-1A on January 27, 2026.

If you have any questions or require further information, please contact Jonathan R. Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan R. Massey

Jonathan R. Massey
SVP of Legal Services
Tidal Investments LLC, on behalf of Tidal Trust II